Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement Of Comprehensive Income [Abstract]
Unrealized net holding gains (losses) on investment securities available for sale, Taxes	$ 4,404	$ (4,590)	$ 6,397	$ (2,960)	$ (5,003)	$ 11,759
Reclassification adjustment for (gains) losses on investment securities available for sale included in net income (loss), Taxes	$ 658	$ 726	$ 271	$ 1,172	$ 3,234	$ (2,223)